Note 6 - In-license Agreement (Details Textual) - Aguettant [Member] - PFS Products [Member] $ in Millions	Jul. 14, 2021 USD ($)
License Agreement, Term (Year)	10 years
License Agreement, Renewal Term (Year)	5 years
License Agreement, Milestone Payments to be Paid, Maximum	$ 24
License Agreement, Minimum Sales Obligation Term (Month)	12 months
Minimum [Member]
License Agreement, Percent of Revenue Share Payment to be Paid	40.00%
Maximum [Member]
License Agreement, Percent of Revenue Share Payment to be Paid	45.00%